Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025	Mar. 31, 2024
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	[1]	¥ 302,973	¥ 299,638
Other liabilities [Member]
Other Assets Other and Other Liabilities [Line Items]
Liability in respect of outstanding and unsettled investigations		14,240	21,177
Listed equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		5,889	6,410
Unlisted equity securities [Member]
Other Assets Other and Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		¥ 297,085	¥ 293,228

[1]	Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥6,410 million and ¥293,228 million respectively, as of March 31, 2024, and ¥5,889 million and ¥297,085 million respectively, as of March 31, 2025. These securities are generally carried at fair value, with changes in fair value recognized and reported within Revenue—Other in the consolidated statements of income. Also includes equity securities without a readily determinable fair value. See Note 6 “Non-trading investments” for further information.